Summary of Significant Accounting Policies - Summary of Subsidiaries Included in Consolidated Financial Statements (Parenthetical) (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020
TLC Holding Corp.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership (%)	100.00%	100.00%
InspirMed Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership (%)	100.00%	51.00%
InspirMed Corp.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership (%)		100.00%